Income taxes - Narrative (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Income tax provision based on ASML's domestic rate (in percentage)	25.80%	25.80%	25.00%
Effective income tax rate reconciliation (in percentage)	15.80%	15.00%	15.20%
Unrecognized tax benefits, amount, excluding interest and penalties	€ 193.6	€ 160.0	€ 144.3	€ 138.0
Unrecognized tax benefits that would impact effective tax rate	176.7	139.2
Balance of accrued interest and penalties	56.1	55.5	61.6
Accrued interest and penalties	3.4	(5.0)	€ (9.7)
Decrease to liability for unrecognized tax benefits	€ 8.5
Timing on decrease of liability for unrecognized tax benefits	12 months
Unrecognized temporary difference	€ 673.9	€ 451.3
With expiration date
Income Tax Disclosure [Line Items]
Carryforward losses	13.4
With no expiration date
Income Tax Disclosure [Line Items]
Carryforward losses	13.8
No expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	174.7
With expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	€ 43.1